Allowance for Doubtful Accounts [Text Block]	12 Months Ended
Aug. 31, 2014
Receivables [Abstract]
Allowance for Doubtful Accounts [Text Block]

NOTE 3 — ALLOWANCE FOR DOUBTFUL ACCOUNTS

The changes in the Company’s allowance for doubtful accounts are as follows:

	For the Year Ended August 31,
	2014	2013	2012
	(In thousands)
Beginning balance	$10,434	$9,190	$9,475
Provision	907	2,441	1,724
Write-offs, net of recoveries	(491)	(1,481)	(1,007)
Translation effect	(6)	284	(1,002)

Ending balance	$10,844	$10,434	$9,190